NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
NET LOSS PER SHARE
17.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to the Company	(25,293,145)	(161,898,979)	(123,239,785)

Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(25,293,145)	(161,898,979)	(123,239,785)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	1,474,087,060	1,476,144,194	1,476,801,177
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,474,087,060	1,476,144,194	1,476,801,177

Net loss per ordinary share
Basic	(0.02)	(0.11)	(0.08)
Diluted	(0.02)	(0.11)	(0.08)

Weighted average shares used in calculating net loss per ordinary share
Basic	1,474,087,060	1,476,144,194	1,476,801,177
Diluted	1,474,087,060	1,476,144,194	1,476,801,177

For the years ended December 31, 2016, 2017 and 2018, 35,190,467, 22,195,156 and 24,145,294 ordinary shares resulting from the assumed exercise of share options were excluded as their effect was anti-dilutive for the continuing operations of the Group, respectively.